Variable interest entities (Tables)	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of the Carrying Value of the Variable Interests

	Yen in millions
	March 31, 2020
	Presentation in the consolidated balance sheets			Maximum exposure to loss
	Marketable securities	Securities investments and other	Prepaid expenses and other current assets
Equity securities *1	579,773	6,229	—	587,602
Securitized products	—	210,641	—	210,641
Foreign corporate bonds *2	41,452	41,036	—	82,488
Other investments	—	16,253	21,000	43,719

Total	621,225	274,159	21,000	924,450

	Yen in millions
	March 31, 2021
	Presentation in the consolidated balance sheets			Maximum exposure to loss
	Marketable securities	Securities investments and other	Prepaid expenses and other current assets
Equity securities *1	681,201	6,698	—	688,428
Securitized products	—	270,818	—	270,818
Foreign corporate bonds *2	49,011	31,026	—	80,037
Other investments	101	42,525	21,000	83,659

Total	730,313	351,067	21,000	1,122,942

*1	Equity securities include Investment funds.

*2	Foreign corporate bonds include repackaged bonds.